Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
Annual or Semi-Annual Statement [Text Block]
This semi-annual shareholder report contains important information about the Freedom 100 Emerging Markets ETF (the “Fund”) for the period of October 1, 2024 to March 31, 2025 (the “Period”). You can find additional information about the Fund at https://freedometfs.com/frdm/. You can also request this information by contacting us at (215) 330-4476.

C000211567 [Member]
Shareholder Report [Line Items]
Fund Name	Freedom 100 Emerging Markets ETF
Class Name	Freedom 100 Emerging Markets ETF
Trading Symbol	FRDM
Security Exchange Name	CboeBZX
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://freedometfs.com/frdm/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$24	0.49%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.49%
Net Assets	$ 879,440,098
Holdings Count | holding	118
Advisory Fees Paid, Amount	$ 2,172,080
Investment Company, Portfolio Turnover	21.00%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Financials	28.8%
Information Technology	26.0%
Consumer Discretionary	11.9%
Consumer Staples	8.3%
Materials	7.4%
Industrials	6.3%
Communication Services	4.7%
Health Care	3.0%
Utilities	1.4%
Energy	1.2%
Real Estate	0.4%
Investments Purchased with Proceeds from Securities Lending	1.5%

TOP HOLDINGS (as a % of Net Assets)
Samsung Electronics Co. Ltd.	8.2%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	6.1%
Bank Polska Kasa Opieki SA	3.8%
Banco de Chile	3.8%
Falabella SA	3.8%

COUNTRY WEIGHTING (as a % of Net Assets)
Chile	20.0%
Taiwan	18.1%
South Korea	16.8%
Poland	14.3%
Brazil	7.6%
South Africa	6.5%
Malaysia	5.7%
Indonesia	2.9%
Mexico	2.0%
India	2.0%
Philippines	2.0%
Thailand	1.5%